Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payments
Summary of RSUs activity

	Six Months Ended
	June 30,
	2024	2023
RSUs granted	452,485	281,061
Weighted average fair value per RSU granted (DKK)	2,010.05	2,640.65

RSUs vested	130,579	87,719

Summary of warrants activity

	Six Months Ended
	June 30,
	2024	2023
Warrants granted	345,079	193,853
Weighted average exercise price per warrant granted (DKK)	2,006.50	2,657.01
Weighted average Black-Scholes fair value per warrant granted (DKK)	650.72	937.43

Warrants exercised	62,374	76,852
Weighted average exercise price on date of grant per warrant exercised (DKK)	1,208.46	1,337.58
% change in share capital - warrants exercised	0.09%	0.12%

Schedule of share repurchases

	2024 Authorization	2023 Authorization	2021 Authorization
Number of shares authorized for repurchase[1]	3,500,000	500,000	500,000
Actual shares repurchased under authorization	1,821,853	—	450,000
Shares available for repurchase as of June 30, 2024	1,678,147	500,000	50,000
[1] Nominal value of DKK 3,500,000 for 2024, and DKK 500,000 for 2023 and 2021 Authorizations